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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tallgrass MLP Fund I, L.P.
                 -------------------------------
   Address:      6640 W. 143rd Street, Suite 200
                 -------------------------------
                 Overland Park, Kansas 66223
                 -------------------------------

Form 13F File Number: 28-13797
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
         -------------------------------
Title:   President
         -------------------------------
Phone:   (913) 928-6005
         -------------------------------

Signature, Place, and Date of Signing:

      /S/David G. Dehaemers, Jr.      Overland Park, Kansas   August 9, 2011
   -------------------------------    ---------------------   --------------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 2
                                        --------------------

Form 13F Information Table Value Total: $16,489
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13796                     MLP Opportunity Fund GP, L.L.C.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------
          COLUMN                COLUMN       COLUMN   COLUMN      COLUMN         COLUMN    COLUMN       COLUMN
            1                      2            3        4           5              6         7            8
----------------------------------------------------------------------------------------------------------------------
                                                                                                     VOTING AUTHORITY
                                                       VALUE  SHARES/ SH/ PUT/ INVESTMENT  OTHER     ----------------
     NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x1000) PRN AMT PRN CALL  DSCRETN   MANAGERS  SOLE   SHARED NONE
     --------------          --------------   -----   ------- ------- --- ---- ---------- --------  ----   ------ ----
PAA NATURAL GAS STORAGE LP   COM UNIT LTD   693139107  14,691 648,052 SH        DEFINED      1     648,052   0     0
PLAINS ALL AMERN PIPELINE LP UNIT LTD PARTN 726503105   1,798  28,095 SH        DEFINED      1      28,095   0     0